Note 8 - Fair Value - Carrying Value And Fair Value - Assets (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Carrying Value And Fair Value Assets Line Items
Assets	€ 698,690,000,000	€ 676,689,000,000	€ 690,059,000,000
Cash cash balances at central banks and other demand deposits [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	44,303,000,000	58,196,000,000	42,680,000,000
Cash cash balances at central banks and other demand deposits [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	44,302,877,000	58,196,243,000	42,680,000,000
Financial Assets Held For Trading [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	102,688,000,000	90,117,000,000	64,695,000,000
Financial Assets Held For Trading [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	102,688,130,000	90,116,779,000	64,695,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	5,557,000,000	5,135,000,000	2,709,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	5,557,147,000	5,135,342,000	2,709,000,000
Financial assets designated at fair value through profit or loss [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	1,214,000,000	1,313,000,000	69,476,000,000
Financial assets designated at fair value through profit or loss [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	1,214,003,000	1,313,437,000	69,476,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	61,183,000,000	56,337,000,000	431,521,000,000
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	61,183,328,000	56,337,461,000	438,991,000,000
Financial Assets At Amortised Cost Member | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	439,162,000,000	419,660,000,000	13,754,000,000
Financial Assets At Amortised Cost Member | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	442,788,106,000	419,857,106,000	13,865,000,000
Derivatives Hedge accounting [Member] | Book Value [Member]
Carrying Value And Fair Value Assets Line Items
Assets	1,729,000,000	2,892,000,000	2,485,000,000
Derivatives Hedge accounting [Member] | Fair Value Member
Carrying Value And Fair Value Assets Line Items
Assets	€ 1,729,140,000	€ 2,891,985,000	€ 2,485,000,000